Related Party Transactions (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	May 31, 2019	May 31, 2018
Related Party Transaction [Line Items]
Repayment of loan				$ 120,089
Loan payable - Related party			93,761	$ 81,618
Imputed interest			8,523
Company owed	13,342
Sponsor [Member]
Related Party Transaction [Line Items]
Amount of loan for Initial Public Offering and working capital purposes	$ 201,707
Debt maturity date	Dec. 31, 2017
Repayment of loan		$ 120,089
Former PLAYlive Owners [Member]
Related Party Transaction [Line Items]
Company owed	$ 13,342